GENERAL (Tables)	12 Months Ended
Dec. 31, 2023
GENERAL [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table presents details of the identified intangible assets acquired as of the date of the acquisition:

	Fair Value	Estimated useful life (in years)
Net tangible assets and liabilities assumed	$63,575

Trademarks	4,930	5
Technology	137,462	5
Customer relationships	31,957	5
Goodwill	186,193
Total	$424,117